Equity (Details) - Schedule of Fair Value of Earnouts Granted (Parentheticals)	12 Months Ended
Dec. 31, 2023 $ / shares
Lifezone Holdings [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings ( per Share), Fair value per Earnout	$ 14
Lifezone Holdings [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Lifezone Holdings ( per Share), Fair value per Earnout	16
Sponsor Shareholders [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder ( per Share), Fair value per Earnout	14
Sponsor Shareholders [Member]
Schedule of Fair Value of Earnouts Granted [Line Items]
Granted - Sponsor shareholder ( per Share), Fair value per Earnout	$ 16